UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 11, 2011

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $3,067,359 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106     7014   249000 SH       SOLE                   132600            116400
Accretive Health, Inc.         COM              00438V103      379    13650 SH       SOLE                                      13650
Acme Packet, Inc.              COM              004764106   101249  1426850 SH       SOLE                   675550            751300
Alaska Air Group, Inc.         COM              011659109    28136   443650 SH       SOLE                   196550            247100
Alliance Data Systems Corporat COM              018581108    35627   414800 SH       SOLE                   190300            224500
Altera Corporation             COM              021441100    71425  1622550 SH       SOLE                   765750            856800
Amazon.com, Inc.               COM              023135106   149405   829430 SH       SOLE                   401130            428300
Apple Inc.                     COM              037833100    61282   175840 SH       SOLE                    85338             90502
Aruba Networks, Inc.           COM              043176106    43972  1299400 SH       SOLE                   638300            661100
Baidu, Inc.                    COM              056752108    59108   428910 SH       SOLE                   224235            204675
Berry Petroleum Company        COM              085789105    52937  1049300 SH       SOLE                   484550            564750
BlackRock, Inc.                COM              09247X101    61216   304543 SH       SOLE                   141817            162726
Blue Nile, Inc.                COM              09578R103    59659  1104491 SH       SOLE                   560391            544100
BroadSoft, Inc.                COM              11133B409     3481    73100 SH       SOLE                    45000             28100
Buckeye Partners, L.P.         COM              118230101      202     3183 SH       SOLE                     3183
Celgene Corporation            COM              151020104    54213   941614 SH       SOLE                   445592            496022
Coach, Inc.                    COM              189754104    35957   690950 SH       SOLE                   325400            365550
Cognizant Technology Solutions COM              192446102   163586  2009650 SH       SOLE                   946550           1063100
Deckers Outdoor Corporation    COM              243537107    57341   665600 SH       SOLE                   307100            358500
Dendreon Corporation           COM              24823Q107    25698   686550 SH       SOLE                   321950            364600
Energy XXI (Bermuda) Limited   COM              G10082140    51315  1504825 SH       SOLE                   691175            813650
Expeditors Int'l of Washington COM              302130109    55669  1110050 SH       SOLE                   525800            584250
F5 Networks, Inc.              COM              315616102   120334  1173191 SH       SOLE                   555041            618150
Financial Engines, Inc.        COM              317485100    27831  1009850 SH       SOLE                   466850            543000
First Solar, Inc.              COM              336433107    62804   390477 SH       SOLE                   183277            207200
Forest Oil Corporation         COM              346091705    67563  1785975 SH       SOLE                   844825            941150
G-111 Apparel Group, Ltd.      COM              36237H101      462    12300 SH       SOLE                                      12300
Google Inc.                    COM              38259P508    99101   168895 SH       SOLE                    81330             87565
Green Dot Corporation          COM              39304D102     1790    41713 SH       SOLE                    23913             17800
Greenhill & Co., Inc.          COM              395259104    30636   465670 SH       SOLE                   216836            248834
HMS Holdings Corp.             COM              40425J101    30345   370740 SH       SOLE                   173240            197500
Helix Biomedix, Inc.           COM              423287309       12    38400 SH       SOLE                    38400
Helmerich & Payne, Inc.        COM              423452101      735    10700 SH       SOLE                                      10700
Human Genome Sciences, Inc.    COM              444903108    24646   897850 SH       SOLE                   419350            478500
IDEXX Laboratories, Inc.       COM              45168D104    25707   332900 SH       SOLE                   154800            178100
IPC The Hospitalist Company, I COM              44984A105      350     7700 SH       SOLE                                       7700
Illumina, Inc.                 COM              452327109      378     5400 SH       SOLE                                       5400
Intuitive Surgical, Inc.       COM              46120E602    55921   167698 SH       SOLE                    79118             88580
Joy Global Inc.                COM              481165108    38274   387350 SH       SOLE                   178700            208650
Limelight Networks, Inc.       COM              53261M104     1622   226500 SH       SOLE                   174200             52300
MAKO Surgical Corp.            COM              560879108      761    31550 SH       SOLE                    12750             18800
MakeMyTrip Limited             COM              V5633W109     3031   103400 SH       SOLE                    73900             29500
McMoRan Exploration Co.        COM              582411104      538    30400 SH       SOLE                                      30400
MercadoLibre, Inc.             COM              58733R102    83592  1024040 SH       SOLE                   490990            533050
Meru Networks, Inc.            COM              59047Q103      230    11300 SH       SOLE                                      11300
NII Holdings, Inc.             COM              62913F201    42710  1024967 SH       SOLE                   490267            534700
NXP Semiconductors             COM              N6596X109      830    27700 SH       SOLE                    21800              5900
Nektar Therapeutics            COM              640268108      190    20100 SH       SOLE                                      20100
Netflix, Inc.                  COM              64110L106    75854   319010 SH       SOLE                   154370            164640
Nordstrom, Inc.                COM              655664100    47219  1052113 SH       SOLE                   499313            552800
OpenTable, Inc.                COM              68372A104   111675  1050070 SH       SOLE                   504720            545350
Polypore International, Inc.   COM              73179V103    16451   285700 SH       SOLE                   127000            158700
Portfolio Recovery Associates, COM              73640Q105    54858   644400 SH       SOLE                   297650            346750
Precision Castparts Corp.      COM              740189105    60421   410525 SH       SOLE                   223125            187400
QUALCOMM Incorporated          COM              747525103   129469  2361285 SH       SOLE                  1138785           1222500
SAVVIS, Inc.                   COM              805423308     1606    43300 SH       SOLE                    33000             10300
SPDR Trust Series 1            COM              78462F103      299     2252 SH       SOLE                     2252
SXC Health Solutions Corp.     COM              78505P100    24022   438350 SH       SOLE                   202900            235450
Salix Pharmaceuticals, Ltd.    COM              795435106    32098   916300 SH       SOLE                   418700            497600
SandRidge Energy, Inc.         COM              80007P307    30708  2399100 SH       SOLE                  1117100           1282000
Shaw Group Inc.                COM              820280105    37104  1047850 SH       SOLE                   476900            570950
Shutterfly, Inc.               COM              82568P304      759    14500 SH       SOLE                    10900              3600
Skyworks Solutions, Inc.       COM              83088M102    38404  1185300 SH       SOLE                   536300            649000
SuccessFactors, Inc.           COM              864596101    18621   476350 SH       SOLE                   237700            238650
Tesla Motors, Inc.             COM              88160R101    41649  1500850 SH       SOLE                   740150            760700
Urban Outfitters, Inc.         COM              917047102    14256   477900 SH       SOLE                   221100            256800
Vera Bradley, Inc.             COM              92335C106     1119    26500 SH       SOLE                     1500             25000
VeriFone Systems, Inc          COM              92342Y109    35459   645300 SH       SOLE                   309150            336150
Verizon Communications Inc.    COM              92343V104      710    18413 SH       SOLE                    17613               800
Vertex Pharmaceuticals Incorpo COM              92532F100    13533   282350 SH       SOLE                   129700            152650
Vistaprint N.V.                COM              N93540107    85331  1644142 SH       SOLE                   792818            851324
WebMD Health Corp.             COM              94770V102      812    15200 SH       SOLE                    13700              1500
Whiting Petroleum Corporation  COM              966387102    90674  1234500 SH       SOLE                   553820            680680
lululemon athletica inc.       COM              550021109    65898   740010 SH       SOLE                   342560            397450
priceline.com Incorporated     COM              741503403    92765   183170 SH       SOLE                    89055             94115
tw telecom inc.                COM              87311L104    46322  2412600 SH       SOLE                  1152700           1259900